Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013
Current Assets
Due from Related Parties, Current	$ 31,615				$ 31,615				$ 28,327	$ 21,418
Long term payment agreement from VS	2,536				2,536				4,220	5,722
Liabilities
Due to Related Parties	1,490				1,490				(1,456)	(8,397)
Expenses
Fees paid to Directors and Officers	235		$ 32		1,012		$ 653		1,327	408
Payments to other related parties*	288	[1]	(89)	[1]	1,126	[1]	1,073	[1]	3,549	512
ES Windows LLC [Member]
Current Assets
Due From Related Parties	20,477				20,477				13,814	11,823
Revenues
Sales Revenue	14,366		8,872		37,264		27,023
Ventanas Solar S.A. [Member]
Current Assets
Due From Related Parties	8,351				8,351				7,979	5,050
Revenues
Sales Revenue	1,229		1,662		3,828		8,898
Union Temporal ESW [Member]
Current Assets
Due From Related Parties	0				0				2,001	3,199
Revenues
Sales Revenue	(662)		$ 30		0		$ 145
A Construir S.A. [Member]
Liabilities
Due to Related Parties	550				550				(995)	(2,314)
UT Semaforos Barranquilla [Member]
Liabilities
Due to Related Parties									0	(1,287)
Construsenales S.A [Member]
Liabilities
Due to Related Parties									0	(3,633)
Related Parties,Other [Member]
Current Assets
Due from other related parties	2,787				2,787				4,534	1,346
Liabilities
Due to other related parties	$ 940				$ 940				(461)	(1,163)
Sales to ESW LLC and VS
Revenues
Sales Revenue									$ 47,630	$ 28,788

[1]	Payments to other related parties in 2015 and 2014 consists of donations to Fundación Tecnoglass